FEDERAL INCOME TAXES (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating losses to carryforward	$ 3.8
Period for carryforward net operating losses	20 years
Losses on an annual basis to offset current year taxable income	1.1
Unrecognized deferred tax liability relating to the cumulative bad debt deduction	1.0
Retained earnings, portion for which federal income taxes not been provided	$ 3.0